INTEREST INCOME AND DERIVATIVES AND OTHER INVESTMENT GAINS	9 Months Ended
Sep. 30, 2017
Analysis of income and expense [abstract]
INTEREST INCOME AND DERIVATIVES AND OTHER INVESTMENT GAINS
INTEREST INCOME AND DERIVATIVES AND OTHER INVESTMENT GAINS

		Three months ended September 30,		Nine months ended September 30,
	Notes	2017	2016	2017	2016
Interest income		$2.5	$0.8	$6.4	$1.9
Gain on embedded derivative and warrants	18(c)	4.2	1.3	5.4	5.3
Gain on sale of a 30% interest in the Côté Gold Project	5	—	—	19.2	—
Amortization of gains related to flow-through common shares	20	0.2	1.2	3.5	3.3
Loss on redemption of 6.75% Senior unsecured notes	17(a)	—	—	(20.2)	—
Gain on purchase of 6.75% Senior unsecured notes	17(a)	—	4.0	—	4.0
Write-down of receivables		—	(1.5)	—	—
Gain on sale of gold bullion		—	—	—	72.9
Other gains (losses)		0.4	(0.3)	0.5	1.3
		$7.3	$5.5	$14.8	$88.7